Property And Equipment—Net (Tables)	6 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and equipment—net consisted of the following:

(in thousands)	December 31, 2020	June 30, 2020
Computer hardware	$14,135	$9,829
Equipment(1)	2,333	2,443
Leasehold improvements	19,381	17,692
Furniture and fixtures	5,173	5,259
Work in progress	67	1,267
Total	41,089	36,490
Less accumulated depreciation	(16,577)	(14,340)
Property and equipment—net	$24,512	$22,150
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(1)Includes financing lease right-of-use assets.
Depreciation is computed using the straight-line method based on the date the asset is placed in service using the following estimated useful lives:

Computer hardware	3 years
Equipment	3–4 years
Leasehold improvements	Shorter of lease period or useful life
Furniture and fixtures	7 years
Property and equipment—net consisted of the following as of June 30:

(in thousands)	2020	2019
Computer hardware	$9,829	$5,674
Equipment	2,443	1,769
Leasehold improvements	17,692	11,504
Furniture and fixtures	5,259	3,646
Work in progress	1,267	392
Total	36,490	22,985
Less accumulated depreciation	(14,340)	(9,226)
Property and equipment—net	$22,150	$13,759